ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of March 31,
	2025	2024
	US$’000	US$’000
Accounts receivable	34,638	33,747
Less: allowance for credit losses	(5,776)	(6,025)
Accounts receivable, net	28,862	27,722

The movements in the allowance for credit loss for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Balance at beginning of the period	6,025	7,574	9,754
Additions	2	81	-
Exchange difference on opening balance	(69)	(237)	(752)
Credit to profit or loss	(182)	(1,393)	(1,428)
Balance at end of the period	5,776	6,025	7,574